Notes Payable and Lines of Credit (Tables)	12 Months Ended
Jul. 31, 2013
Line of Credit Facility [Line Items]
Value of projected payouts for notes payable
The following table represents the present value of projected payouts for notes payable based on current assumptions (in thousands):

Fiscal year ending July 31,
2014	$366
2015	448
2016	443
2017	366
2018	287
Thereafter	1,353
$3,263

Cortelco Systems Holding Corp [Member]
Line of Credit Facility [Line Items]
Value of projected payouts for notes payable
The following table represents the present value of projected payouts for notes payable based on current assumptions (in thousands):

Fiscal year ending July 31
2014	$366
2015	448
2016	443
2017	366
2018	287
Thereafter	1,353
$3,263